Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2014
Securities Sold Under Repurchase Agreements [Abstract]
Repurchase Agreements Resale Agreements Securities Borrowed and Securities Loaned Disclosure [Text Block]
13.	Securities sold under repurchase agreements

The Bank’s financing transactions under repurchase agreements amounted to $300.5 million and $286.2 million as of December 31, 2014 and, 2013, respectively.

During 2014, 2103, 2012, interest expense related to financing transactions under repurchase agreements totaled $2.1 million and $1.3 and 1.7 millon, respectively, corresponding to interest expense generated by the financing contracts under repurchase agreements. These expenses are included in the interest expense – short-term borrowings and debt line in the consolidated statements of income.